Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Summary of Principal Accounting Policies
Schedule of foreign owned subsidiaries economic ownership in variable interest entities

Name of Foreign Owned Subsidiaries	Foreign Owned Subsidiaries’ Economic Ownership of VIES	Name of VIEs	Activities of VIEs
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business

Schedule of financial statement amounts and balances of the Group's VIEs

	As of December 31,
	2013	2014
	$	$
Cash and cash equivalents	63,801,470	95,927,942
Accounts receivable, net of allowance for doubtful accounts	86,715,012	117,835,596
Amounts due from related parties	—	684
Other current assets	29,037,648	31,506,971
Total current assets	179,554,130	245,271,193
Total non-current assets	35,676,076	27,333,289
Total assets	215,230,206	272,604,482
Accounts payable	1,422,956	370,652
Accrued payroll and welfare expenses	28,576,202	40,946,532
Income tax payable	27,921,574	26,702,856
Other tax payable	11,024,857	15,883,568
Amounts due to related parties	47,023,449	30,147,834
Advance from customers	7,112,620	4,617,183
Liability for exclusive rights, current	8,967,972	—
Accrued marketing and advertising expenses	4,605,091	3,691,831
Consideration payable of acquiring non-controlling interest	—	25,645,630
Other current liabilities	2,932,380	5,137,314
Total current liabilities	139,587,101	153,143,400
Deferred tax liabilities, non-current	655,563	469,579
Total liabilities	140,242,664	153,612,979

	Year Ended December 31,
	2012	2013	2014
	$	$	$
Total revenues	163,242,652	316,271,620	484,511,682
Cost of revenues	(53,279,068)	(58,253,716)	(41,218,756)
Net income (loss)	(1,554,046)	1,285,139	2,532,232
Net cash provided by operating activities	15,967,793	64,832,510	57,761,765
Net cash used in investing activities	(17,543,318)	(16,640,090)	(10,927,762)
Net cash provided by (used in) financing activities	26,686,813	(37,824,941)	(14,418,056)

Schedule of Property, Plant and Equipment, Useful Life
Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of movement of the allowance for doubtful accounts for accounts receivable

	Year Ended December 31,
	2012	2013	2014
	$	$	$
Balance as of January 1	4,749,752	7,393,312	9,353,689
Provisions for doubtful accounts	7,437,323	6,373,132	11,599,708
Write offs	(4,808,614)	(4,667,466)	(5,437,380)
Changes due to foreign exchange	14,851	254,711	(44,997)
Balance as of December 31	7,393,312	9,353,689	15,471,020

Schedule of the computation of basic and diluted income per share

	Year Ended December 31,
	2012	2013	2014
Net income (loss) attributable to Leju ordinary shareholders—basic and diluted	$(44,759,336)	$42,524,962	$66,520,894

Weighted average number of ordinary shares outstanding—basic	120,000,000	120,000,000	129,320,666
Weighted average number of ordinary shares outstanding—diluted	120,000,000	120,000,000	132,502,100

Basic earnings (loss) per share	$(0.37)	$0.35	$0.51

Diluted earnings (loss) per share	$(0.37)	$0.35	$0.50

Schedule of antidilutive securities excluded from computation of diluted earnings (loss) per share
	Year Ended December 31,
	2012	2013	2014
Share options and restricted shares	—	599,333	—